Segment Information (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2014 and as of March 31, 2014:
Sales to unaffiliated customers **	$22,917	$56,718	$669,481	$10,169	$759,285
Long-lived assets ***	$90,676	$44,165	$39,140	$1,325	$175,306
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of December 31, 2012 :
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011:
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011:

	Year ended March 31,		Three months ended March 31,	Year ended December 31,
Category	2014	2013	2012	2011
Dermatological and topical	73%	77%	70%	67%
Neuropsychiatric	14%	9%	10%	13%
Cardiovascular	6%	6%	9%	9%
Anti-inflammatory	4%	4%	4%	5%
Other	3%	4%	7%	6%

Total	100%	100%	100%	100%